11. INCOME TAXES - Provision for Federal Income Tax (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current operations	$ 464,951
Less: valuation allowance	(464,951)
Net provision for Federal income taxes